Schedule I - Crestwood Equity Partners LP - Parent Only (Distributions) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Crestwood Equity Partners LP
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Dividends received from CMLP	$ 31.4	$ 72.4	$ 26.2